Accounts Receivable, Net	6 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2021 and June 30, 2021, accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2021	2021
Accounts receivable - gross	$28,194,269	$26,101,025
Allowance for doubtful accounts	(1,627,772)	(563,789)
Accounts receivable, net	$26,566,497	$25,537,236

The Company recorded bad debt expenses of $1,063,983 and $147,505 for six months ended December 31, 2021 and six months ended December 31, 2020, respectively.